Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2023
Basis of Preparation [Abstract]
Schedule of Exchange Rates of Main Foreign Currencies
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2023	At June 30, 2023	At December 31, 2022	Average for the six months ended June 30, 2022	At June 30, 2022
U.S. Dollar	1.081	1.087	1.067	1.093	1.039
Swiss Franc	0.986	0.979	0.985	1.032	0.996
Chinese Renminbi	7.489	7.898	7.358	7.081	6.962
Pound Sterling	0.876	0.858	0.887	0.842	0.858
Hong Kong Dollar	8.471	8.516	8.316	8.556	8.149
Singapore Dollar	1.444	1.473	1.430	1.492	1.448
United Arab Emirates Dirham	3.969	3.991	3.917	4.015	3.815
Japanese Yen	145.760	157.160	140.660	134.323	141.540